Principal Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	over the shorter of lease terms or estimated useful lives of the assets
Office Equipments [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Office Equipments [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life	3 years